Annual Fund Operating Expenses - Nationwide Bailard International Equities Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.28%
Class C Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	2.03%
Class M Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%
Class R6 Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.99%